INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Raw materials, materials and spare parts	$ 963,732	$ 990,360
Goods in process	1,681,239	1,848,181
Finished goods	553,965	737,650
Finished goods	365,675	393,590
Obsolescence allowance (Note 18)	(79,063)	(61,476)
Valuation allowance	(15,333)	0
Inventories, net	$ 3,470,215	$ 3,908,305	$ 2,001,781	$ 2,158,298